Lease obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease obligation
At January 1	$ 1,127	$ 1,378
Lease extension	1,130
Repayments	(359)	(258)
Foreign exchange difference	19	7
At December 31	1,917	1,127
Lease obligation - current	277	270
Lease obligation - non-current	$ 1,640	$ 857
Term of lease	7 years